Expense Example - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Value Factor ETF - Fidelity International Value Factor ETF	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493